THE ADVISORS' INNER CIRCLE FUND





                    THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT                                                  OCTOBER 31, 2002

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .............................................   1
Statement of Net Assets ..........................................   4
Statement of Operations ..........................................  10
Statement of Changes in Net Assets ...............................  11
Financial Highlights .............................................  12
Notes to Financial Statements ....................................  13
Report of Independent Accountants ................................  21
Trustees and Officers of The Advisors' Inner Circle Fund .........  22
Shareholder Voting Results .......................................  30
Notice to Shareholders ...........................................  31
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
October 31, 2002
Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE
The major global equity markets have declined significantly over the past 12 months. Economic growth throughout most of the world has remained stubbornly sluggish despite the adoption of stimulative fiscal and monetary policies in many nations. Corporate earnings have generally failed to meet expectations, and forecasts have declined. Geopolitical concerns related to terrorism and the potential for war in Iraq created uncertainty among consumers, businesses, and investors. Only the Asia Pacific region reported strong growth over the period. The world still appears dependent on the United States for growth, and both the Federal Reserve and the Bush Administration are accommodative. European central banks remain concerned about inflation and have not followed the Federal Reserve in cutting interest rates. However, there are signs that the European Central Bank (ECB) may reduce rates soon. After a brief rebound, the Japanese economy is slipping again as proposals to reform the banking system have not been adopted. Over the period, the dollar was mixed, falling 10% versus the euro and 8% versus the pound sterling but unchanged versus the yen.

PERFORMANCE
The Portfolio's return of -13.05% was slightly above the -13.21% return for the benchmark Morgan Stanley Capital International EAFE Index. The Portfolio benefited from its exposure to the Asia/Pacific region but was hurt by an under-exposure to the United Kingdom. The Portfolio out-performed Morgan Stanley Capital International EAFE Index for the first eight months but lagged during the severe market correction from July through September.

PORTFOLIO STRUCTURE
As of October 31, 2002, the Portfolio was invested in 21 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom and Switzerland. The Portfolio was over-weighted in the Asia/Pacific Basin with the biggest over-exposures to Japan and South Korea. Emerging markets, which are not included in Morgan Stanley Capital International EAFE Index, accounted for almost 5% of equity investment. The Portfolio held positions in 32 different industries with only Banking (12.4%) above 10% of equities. The weighted average market capitalization of $23.6 billion was significantly below the Morgan Stanley Capital International EAFE Index weighted average market capitalization of $37.2 billion. On October 31, 2002, the Portfolio held shares in 71 companies.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
OUTLOOK
While global economic conditions are currently weak, there are tentative signs of bottoming. Geopolitical developments may, however, overwhelm any improvement in economic fundamentals. Mideast tensions are pressuring oil prices and increasing global inflation. Japan remains of particular concern as reform efforts have faltered and their banking system continues to weaken. Negligible growth in Germany is weighing on Europe, though conditions could improve if the European Central Bank lowers interest rates or if the U.S. economy accelerates. Having declined for over 24 months, European and Japanese equities are significantly less expensive than U.S. stocks with respect to book value and cash earnings. Faster economic growth or a reduction in political tensions could produce improved international equity performance given current valuation levels.



Yours truly,
/s/ EUGENE M. NATALI
--------------------
Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER




                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2002
---------------------------------
                          Since
1 Year      5 Years      5/26/94*
---------------------------------
(13.05)%    (2.10)%       2.08%
---------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS TO FOLLOW:

 McKee                MS
$10,000            $10,000
 10,431             10,490
 10,151             10,452
 10,992             11,548
 13,225             12,082
 13,381             13,247
 17,439             16,298
 17,144             15,825
 13,678             11,880
 11,893             10,311

 * Beginning of operations. Index comparisons begin on 5/31/94.
** If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

               THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST
              PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT
                  IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
              REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
                       THE PORTFOLIO'S PERFORMANCE ASSUMES
                THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
              INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,
                      UNLIKE A PORTFOLIO'S RETURNS, DO NOT
                          REFLECT ANY FEES OR EXPENSES.
                         IF SUCH FEES AND EXPENSES WERE
                         INCLUDED IN THE INDEX RETURNS,
                           THE PERFORMANCE WOULD HAVE
                                   BEEN LOWER.
                 PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN
                               AN UNMANAGED INDEX.

         THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED
            OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE
           SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD
                                NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

                        RETURNS SHOWN DO NOT REFLECT THE
                            DEDUCTION OF TAXES THAT A
                            SHAREHOLDER WOULD PAY ON
                         PORTFOLIO DISTRIBUTIONS OR THE
                         REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK -- 97.2%
--------------------------------------------------------------------------------

                                                       SHARES      VALUE
                                                       -------  -----------
AUSTRALIA -- 2.3%
   News .............................................  100,000  $   590,520
   Westpac Banking ..................................  250,000    1,970,250
                                                                -----------
                                                                  2,560,770
                                                                -----------
BELGIUM -- 1.6%
   Fortis ...........................................  100,000    1,830,075
                                                                -----------
CANADA -- 2.3%
   Abitibi-Consolidated .............................  200,000    1,269,882
   Alcan ............................................   45,000    1,260,460
                                                                -----------
                                                                  2,530,342
                                                                -----------
FRANCE -- 10.7%
   AXA ..............................................  200,000    2,984,764
   BNP Paribas ......................................   50,000    1,993,474
   Cie de Saint-Gobain ..............................   52,000    1,129,299
   Suez .............................................   60,000    1,054,670
   Technip-Coflexip .................................   20,003    1,300,459
   Total Fina Elf ...................................   25,000    3,443,768
                                                                -----------
                                                                 11,906,434
                                                                -----------
GERMANY -- 7.4%
   Allianz ..........................................   13,500    1,418,189
   BASF .............................................   40,000    1,483,073
   Bayer ............................................   35,000      664,095
   Bayerische Hypo-und Vereinsbank ..................   55,000      729,306
   E.ON .............................................   35,000    1,570,121
   Schering .........................................   30,000    1,363,049
   Siemens ..........................................   21,000      993,855
                                                                -----------
                                                                  8,221,688
                                                                -----------
HONG KONG -- 1.6%
   Henderson Land Development .......................  600,000    1,823,217
                                                                -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED

                                                       SHARES      VALUE
                                                       -------  -----------
IRELAND -- 0.2%
   Elan ADR* ........................................  120,000  $   210,000
                                                                -----------
ITALY -- 2.4%
   Fiat .............................................  170,000    1,417,515
   Telecom Italia ...................................  155,000    1,231,042
                                                                -----------
                                                                  2,648,557
                                                                -----------
JAPAN -- 24.3%
   Asahi Breweries ..................................  285,000    1,875,031
   Asahi Glass ......................................  260,000    1,555,628
   Canon ............................................   60,000    2,213,697
   East Japan Railway ...............................      400    1,821,892
   Hitachi ..........................................  240,000      938,372
   Komatsu ..........................................  550,000    1,755,367
   Kubota ...........................................  650,000    1,639,458
   Matsushita Electric Industrial ...................  110,000    1,152,885
   Nippon Meat Packers ..............................  200,000    1,681,495
   Nippon Telegraph & Telephone ADR .................  120,000    2,214,000
   Nippon Yusen Kabushiki Kaisha ....................  450,000    1,333,361
   Osaka Gas ........................................  700,000    1,697,004
   Promise ..........................................   45,000    1,458,248
   Sony .............................................   42,000    1,806,710
   Tanabe Seiyaku ...................................  200,000    1,697,821
   Yamanouchi Pharmaceutical ........................   90,000    2,203,902
                                                                -----------
                                                                 27,044,871
                                                                -----------
NETHERLANDS -- 6.3%
   Aegon ............................................  125,000    1,694,651
   Akzo Nobel .......................................   33,000      986,933
   Koninklijke Ahold ................................   90,000    1,131,913
   Koninklijke Philips Electronics ..................   50,614      907,227
   Unilever .........................................   35,000    2,244,267
                                                                -----------
                                                                  6,964,991
                                                                -----------
PHILIPPINES -- 1.4%
   Philippine Long Distance Telephone* ..............  360,000    1,558,588
                                                                -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED

                                                       SHARES      VALUE
                                                       -------  -----------
PORTUGAL -- 1.0%
   Portugal Telecom SGPS ...........................   178,000  $ 1,075,268
                                                                -----------
SINGAPORE -- 1.4%
   Singapore Airlines ..............................   250,000    1,557,456
                                                                -----------
SOUTH KOREA -- 2.5%
   Samsung Electronics .............................    10,000    2,831,350
                                                                -----------
SPAIN -- 4.6%
   Banco Bilbao Vizcaya Argentaria .................   145,000    1,381,369
   Endesa ..........................................    90,000      929,595
   Repsol YPF ......................................   120,000    1,357,107
   Telefonica* .....................................   150,000    1,423,061
                                                                -----------
                                                                  5,091,132
                                                                -----------
SWEDEN -- 3.4%
   Electrolux, Series B ............................   150,000    2,275,605
   Nordea ..........................................   375,000    1,499,061
                                                                -----------
                                                                  3,774,666
                                                                -----------
SWITZERLAND -- 4.3%
   Swiss Reinsurance ...............................    35,000    2,430,226
   UBS* ............................................    49,200    2,344,683
                                                                -----------
                                                                  4,774,909
                                                                -----------
TAIWAN -- 0.8%
   Taiwan Semiconductor Manufacturing ADR* .........   110,000      860,200
                                                                -----------
UNITED KINGDOM -- 18.7%
   Barclays ........................................   315,600    2,182,402
   BG Group ........................................   350,000    1,396,316
   BG Group ADR ....................................    20,000      410,000
   Cadbury Schweppes* ..............................   250,000    1,627,080
   Diageo ..........................................   200,000    2,254,445
   Kingfisher ......................................   800,000    2,797,326
   Lloyds TSB Group ................................   200,000    1,720,950
   Rolls-Royce .....................................   799,910    1,304,646
   Scottish Power ADR ..............................    40,000      872,800
   Scottish Power ..................................   200,000    1,098,279


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONCLUDED

                                                       SHARES      VALUE
                                                       ------   -----------
UNITED KINGDOM (CONTINUED)
   Shell Transport & Trading ADR ....................   40,000  $ 1,524,000
   Shell Transport & Trading ........................  300,000    1,927,855
   Trinity Mirror* ..................................  300,000    1,689,660
                                                                -----------
                                                                 20,805,759
                                                                -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $138,975,061)                                       108,070,273
                                                                -----------
---------------------------------------------------------------------------
 COMMON STOCK -- 0.1%
---------------------------------------------------------------------------
UNITED STATES -- 0.1%
   Comverse Technology*
      (Cost $241,055) ...............................   18,500      134,865
                                                                -----------
---------------------------------------------------------------------------
 WARRANTS -- 0.0%
---------------------------------------------------------------------------
   Fiat* (Cost $0) ..................................   14,400        4,278
                                                                -----------
---------------------------------------------------------------------------
 SHORT-TERMINVESTMENT -- 2.3%
---------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENT-- 2.3%
   Morgan Stanley 1.81%, dated 10/31/02,
      due 11/01/02, to be repurchased
      at $2,522,353, collateralized by
      FNMA 7.5%, 04/01/32, valued at
      $2,572,671 (Cost $2,522,226) ..................$2,522,226   2,522,226
                                                                -----------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $141,738,342) ...........................           110,731,642
                                                                -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 WRITTEN OPTIONS -- (0.0%)

                                                         CONTRACTS    VALUE
                                                         --------- ------------

   Comverse Technology January 2003, $15 Call* ..........   (185) $    (1,850)
   Taiwan Semiconductor January 2003, $15 Call* ......... (1,000)     (20,000)
                                                                  ------------
   TOTAL WRITTEN OPTIONS
      (Premiums Received -$164,690) .....................              (21,850)
                                                                  ------------
   OTHER ASSETS AND LIABILITIES -- 0.4%
   Investment Advisory Fees Payable .....................              (61,119)
   Administrative Fees Payable ..........................              (11,041)
   Other Assets and Liabilities .........................              518,431
                                                                  ------------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ..............              446,271
                                                                  ------------
------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF:
------------------------------------------------------------------------------
   Paid in Capital ......................................          158,672,071
   Undistributed Net Investment Income ..................              487,959
   Accumulated Net Realized Loss ........................          (17,162,106)
   Net Unrealized Depreciation ..........................          (30,841,861)
                                                                  ------------
   TOTAL NET ASSETS-- 100.0% ............................         $111,156,063
                                                                  ============
   INSTITUTIONAL CLASS SHARES
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) ..........           15,573,191
   NET ASSET VALUE, Offering and Redemption Price Per Share              $7.14
                                                                         =====
    * NON-INCOME PRODUCING SECURITY
  ADR AMERICAN DEPOSITARY RECEIPT
 FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
At October 31, 2002, sector diversification of the Portfolio was as follows (Unaudited):
                                                       % OF          MARKET
SECTOR DIVERSIFICATION                              NET ASSETS        VALUE
----------------------                              ----------     ----------
Aerospace & Defense .................................    1.2%      $1,304,646
Airlines ............................................    1.4%       1,557,477
Automobiles .........................................    1.3%       1,417,537
Banks ...............................................   12.4%      13,821,708
Beverages ...........................................    3.7%       4,129,535
Building Products ...................................    2.4%       2,684,993
Chemicals ...........................................    2.8%       3,134,150
Communications Equipment ............................    0.1%         134,865
Diversified Financials ..............................    3.0%       3,288,397
Diversified Telecommunication Services ..............    6.7%       7,502,066
Electric Utilities ..................................    4.0%       4,462,560
Electronic Equipment & Instruments ..................    0.8%         938,402
Energy Equipment & Services .........................    1.2%       1,300,479
Food & Drug Retailing ...............................    1.0%       1,131,930
Food Products .......................................    5.0%       5,552,931
Gas Utilities .......................................    1.5%       1,697,058
Household Durables ..................................    5.5%       6,142,610
Industrial Conglomerates ............................    0.9%         993,871
Insurance ...........................................    7.7%       8,527,940
Machinery ...........................................    3.1%       3,394,933
Marine ..............................................    1.2%       1,333,403
Media ...............................................    2.1%       2,280,205
Metals & Mining .....................................    1.1%       1,266,750
Multi-Utilities & Unregulated Power .................    0.9%       1,054,686
Office Electronics ..................................    2.0%       2,213,767
Oil & Gas ...........................................    9.0%      10,059,121
Paper & Forest Products .............................    1.1%       1,270,000
Pharmaceuticals .....................................    4.9%       5,474,916
Real Estate .........................................    1.6%       1,823,286
Road & Rail .........................................    1.6%       1,821,950
Semiconductors Equipment & Products .................    3.3%       3,691,640
Specialty Retail ....................................    2.5%       2,797,326
                                                       -----     ------------
Total Foreign Common Stock & Common Stock ...........   97.3%     108,205,138
Warrants ............................................     --            4,278
Repurchase Agreement ................................    2.3%       2,522,226
                                                       -----     ------------
Total Investments ...................................   99.6%     110,731,642
Written Options .....................................     --          (21,850)
Other Assets and Liabilities, Net ...................    0.4%         446,271
Total Net Assets ....................................  100.0%    $111,156,063
                                                       =====     ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
INVESTMENT INCOME
Dividends .....................................................  $  2,993,280
Interest ......................................................       137,053
Less: Foreign Taxes Withheld ..................................      (335,683)
                                                                 ------------
   TOTAL INCOME ...............................................     2,794,650
                                                                 ------------
EXPENSES
Investment Advisory Fees ......................................       902,348
Administrative Fees ...........................................       166,323
Custodian Fees ................................................        79,661
Shareholder Servicing Fees ....................................        30,932
Printing Fees .................................................        31,928
Transfer Agent Fees ...........................................        31,675
Legal Fees ....................................................        15,215
Audit Fees ....................................................        15,802
Filing and Registration Fees ..................................        13,822
Trustees' Fees ................................................         7,274
Call Center Fees ..............................................         6,676
Other Expenses ................................................        17,028
                                                                 ------------
   TOTAL EXPENSES .............................................     1,318,684
Expense Offset-- Note A .......................................          (300)
                                                                 ------------
   NET EXPENSES AFTER EXPENSE OFFSET ..........................     1,318,384
                                                                 ------------
NET INVESTMENT INCOME .........................................     1,476,266
                                                                 ------------
NET REALIZED GAIN (LOSS) ON:
   Investments ................................................    (3,111,669)
   Written Options ............................................        85,197
   Foreign Currency Transactions ..............................      (103,616)
                                                                 ------------
NET REALIZED LOSS .............................................    (3,130,088)
                                                                 ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ................................................   (15,077,073)
   Written Options ............................................        72,852
   Foreign Currency Transactions ..............................        27,221
                                                                 ------------
NET CHANGE IN UNREALIZED DEPRECIATION .........................   (14,977,000)
                                                                 ------------
NET LOSS ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS ..............................   (18,107,088)
                                                                 ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................  $(16,630,822)
                                                                 ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR            YEAR
                                                                      ENDED           ENDED
                                                                   OCTOBER 31,      OCTOBER 31,
                                                                      2002              2001
                                                                 --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income ......................................      $1,476,266       $1,135,840
   Net Realized Loss on Investments, Written Options and
     Foreign Currency Transactions ............................      (3,130,088)     (14,240,074)
   Net Change in Unrealized Depreciation
     on Investments, Written Options
     and Foreign Currency Transactions ........................     (14,977,000)     (17,069,937)
                                                                 --------------   --------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................     (16,630,822)     (30,174,171)
                                                                 --------------   --------------
DISTRIBUTIONS:
   Net Investment Income ......................................      (1,418,082)        (280,506)
   Net Realized Gain ..........................................            --        (24,341,637)
                                                                 --------------   --------------
   TOTAL DISTRIBUTIONS ........................................      (1,418,082)     (24,622,143)
                                                                 --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................      10,964,208       20,727,877
   Redemption Fees-- Note K ...................................          62,057           76,976
   In Lieu of Cash Distributions ..............................       1,335,764       23,502,965
   Redeemed ...................................................      (9,718,788)     (26,633,436)
                                                                 --------------   --------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...............       2,643,241       17,674,382
                                                                 --------------   --------------
       TOTAL DECREASE .........................................     (15,405,663)     (37,121,932)
                                                                 --------------   --------------
NET ASSETS:
   Beginning of Period ........................................     126,561,726      163,683,658
                                                                 --------------   --------------
   End of Period (including undistributed net investment income
     of $487,959 and $533,392, respectively) ..................    $111,156,063     $126,561,726
                                                                 --------------   --------------
                                                                 --------------   --------------
SHARES ISSUED AND REDEEMED:
   Issued .....................................................       1,455,408        2,404,744
   In Lieu of Cash Distributions ..............................         156,480        2,330,212
   Redeemed ...................................................      (1,288,932)      (2,762,599)
                                                                 --------------   --------------
   NET INCREASE FROM
     SHARES ISSUED AND REDEEMED ...............................         322,956        1,972,357
                                                                 ==============   ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                           YEARS ENDED OCTOBER 31,
                                    -------------------------------------------------------------------------
                                      2002             2001            2000            1999            1998
                                    --------         --------        --------        --------        --------
Net Asset Value,
   Beginning of Period .......      $   8.30         $  12.33        $  14.04        $  11.23        $  12.42
                                    --------         --------        --------        --------        --------
Income (Loss) from Investment
   Operations:
   Net Investment Income .....          0.10             0.08            0.05            0.11            0.12
   Net Realized
     and Unrealized
     Gain (Loss) .............         (1.17)           (2.26)          (0.17)           3.20           (0.03)
                                    --------         --------        --------        --------        --------
   Total from Investment
     Operations ..............         (1.07)           (2.18)          (0.12)           3.31            0.09
                                    --------         --------        --------        --------        --------
Redemption Fees ..............          0.00++           0.01            0.01              --              --
                                    --------         --------        --------        --------        --------
Distributions:
   Net Investment Income .....         (0.09)           (0.02)          (0.13)          (0.09)          (0.11)
   Net Realized Gain .........            --            (1.84)          (1.47)          (0.41)          (1.17)
                                    --------         --------        --------        --------        --------
     Total Distributions .....         (0.09)           (1.86)          (1.60)          (0.50)          (1.28)
                                    --------         --------        --------        --------        --------
Net Asset Value, End of Period         $7.14            $8.30          $12.33          $14.04          $11.23
                                    ========         ========        ========        ========        ========
TOTAL RETURN+ ................        (13.05)%         (20.22)%         (1.69)%         30.33%           1.18%
                                    ========         ========        ========        ========        ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ........      $111,156         $126,562        $163,684        $172,027        $134,075
Ratio of Expenses
    to Average Net Assets ....          1.02%            1.05%           1.02%           1.02%           1.00%
Ratio of Net Investment
    Income to Average
    Net Assets ...............          1.15%            0.83%           0.37%           1.05%           1.08%
Portfolio Turnover Rate ......            23%              60%             60%             40%             20%

   + RETURNS  SHOWN DO NOT REFLECT  THE  DEDUCTION  OF TAXES THAT A  SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. ++ VALUE IS LESS THAN $0.01 PER SHARE.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS
     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of UAM McKee International Equity Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's McKee International Equity Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

         4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
         5. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         6. WRITTEN OPTION ACCOUNTING PRINCIPLES: When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

         When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

         When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

         The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. The contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

         7. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfo

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------

     lios and/or relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The Portfolio's Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         8. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser ") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the average daily net assets. The Advisor, formerly an affiliate of Old Mutual (US) Holdings Inc., was purchased by its senior officer on January 10, 2002.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investment Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

     Prior to June 24, 2002, the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc. were parties to a Distribution Agreement dated April 1, 2001. Funds Distributor Inc. received no fees for its distribution services under this agreement.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

     F. TRANSFER AGENT: DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, the Portfolio made purchases of $39,684,827 and sales of $27,791,264 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

     Permanent book and tax basis differences relating to distributions received from foreign currencies resulted in reclassifications for the year ended October 31, 2002 as follows: A reduction in undistributed net investment income of $103,617 and an increase in accumulated realized gain of $103,617. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
     The tax character of dividends and distributions paid during the last two years were as follows:

                              ORDINARY           LONG-TERM
                               INCOME           CAPITAL GAIN           TOTAL
                             ----------         ------------       ------------
   2002                      $1,418,082         $        --         $ 1,418,082
   2001                         281,447          24,340,696          24,622,143

     As of October 31, 2002, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                              $    487,959
Capital Loss Carryforwards                                  (17,162,106)
Net Unrealized Depreciation                                 (30,841,861)
                                                           ------------
Total Accumulated Losses                                   $(47,516,008)
                                                           ============

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                       TOTAL CAPITAL
                    EXPIRES           EXPIRES         LOSS CARRYOVER
                     2010              2009              10/31/02
                  ----------        -----------       --------------
                  $3,180,470        $13,981,636         $17,162,106

     For Federal income tax purposes, the cost of securities owned (including written options) at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2002, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        DEPRECIATION
          ------------      -----------     ------------      --------------
          $141,573,652       $4,512,710     $(35,376,570)      $(30,863,860)

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
     I. WRITTEN OPTIONS TRANSACTIONS: Written option transactions entered into during the year ended October 31, 2002 are summarized as follows:

                                                                        PREMIUM
                                                     # OF CONTRACTS      (000)
                                                     --------------     -------
Balance at the beginning of period                          2,500        $ 370
Written                                                     2,385          250
Expired                                                    (1,200)         (85)
Exercised                                                  (2,500)        (370)
                                                           -------       ------
Balance at end of period                                    1,185        $ 165
                                                           ======        =====

     J. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002 the Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     K. OTHER: At October 31, 2002, 36% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     At October 31, 2002, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

     The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2002 there were $62,057 in redemption fees retained by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
     L. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center, ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account annually. For the period ended June 23, 2002 PBHGSSC was paid $19,461 by the UAM Portfolio. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received $730 for the period ended October 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of McKee International Equity Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per-





                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED 2
-------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
75 yrs. old

-------------------------------------------------------------------------------
ROBERTA. PATTERSON                    Trustee                    (Since 1993)
75 yrs. old





-------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
73 yrs. old






-------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
71 yrs. old








-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                                                                NUMBER OF
                                                                PORTFOLIOS
                                                              IN THE ADVISORS'
                                                              INNER CIRCLE FUND
    NAME, ADDRESS,      PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
         AGE 1            DURING PAST 5 YEARS                      MEMBER            HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY      Vice Chairman of Ameritrust Texas N.A.,           40            Trustee of The Arbor Funds,
75 yrs. old         1989-1992, and MTrust Corp., 1985-1989.                         The MDL Funds, and The
                                                                                    Expedition Funds.
---------------------------------------------------------------------------------------------------------------------------
ROBERTA. PATTERSON  Pennsylvania State University, Senior Vice        40            Member and Treasurer, Board of
75 yrs. old         President, Treasurer (Emeritus); Financial                      Trustees of Grove City College.
                    and Investment Consultant, Professor of                         Trustee of The Arbor Funds,
                    Transportation since 1984; Vice President-                      The MDL Funds, and The
                    Investments, Treasurer, Senior Vice President                   Expedition Funds.
                    (Emeritus), 1982-1984. Director,
                    Pennsylvania Research Corp.
---------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS    Private investor from 1987 to present. Vice       40            Trustee of The Arbor Funds,
73 yrs. old         President and Chief Financial officer, Western                  The MDL Funds, and The
                    Company of North America (petroleum ser-                        Expedition Funds.
                    vice company), 1980-1986. President of Gene
                    Peters and Associates (import company),
                    1978-1980. President and Chief Executive
                    Officer of Jos. Schlitz Brewing Company
                    before 1978.
---------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY     Partner, Dechert Price & Rhoads, September        40            Trustee of The Arbor Funds,
71 yrs. old         1987-December 1993.                                             The MDL Funds, The Expedition
                                                                                    Funds, SEI Asset Allocation Trust,
                                                                                    SEI Daily Income Trust, SEI Index
                                                                                    Funds, SEI Institutional International
                                                                                    Trust, SEI Institutional Investments
                                                                                    Trust, SEI Institutional Managed
                                                                                    Trust, SEI Insurance Products Trust,
                                                                                    SEI Liquid Asset Trust and SEI Tax
                                                                                    Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED 2
-------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)


GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
60 yrs. old










-------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS


ROBERT A. NESHER                     Chairman                    (Since 1991)
56 yrs. old                        of the Board
                                    of Trustees







-------------------------------------------------------------------------------
WILLIAMM. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. old





-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                         NUMBER OF
                                                                         PORTFOLIOS
                                                                       IN THE ADVISORS'
                                                                       INNER CIRCLE FUND
    NAME, ADDRESS,               PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1                     DURING PAST 5 YEARS                      MEMBER          HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)


GEORGE J. SULLIVAN, JR.      Chief Executive Officer, Newfound                 40          Trustee, Navigator Securities Lending
60 yrs. old                  Consultants Inc. since April 1997. General                    Trust, since 1995. Trustee of The
                             Partner, Teton Partners, L.P., June 1991-                     Fulcrum Trust. Trustee of The Arbor
                             December 1996; Chief Financial Officer,                       Funds, The MDL Funds, The
                             Nobel Partners, L.P., March 1991-December                     Expedition Funds, SEI Asset
                             1996; Treasurer and Clerk, Peak Asset                         Allocation Trust, SEI Daily Income
                             Management, Inc., since 1991.                                 Trust, SEI Index Funds, SEI
                                                                                           Institutional International Trust, SEI
                                                                                           Institutional Investments  Trust,  SEI
                                                                                           Institutional  Managed Trust,  SEI
                                                                                           Insurance  Products Trust, SEI Liquid
                                                                                           Asset Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS


ROBERT A. NESHER             Currently performs various services on behalf     40          Trustee of The Arbor Funds, Bishop
56 yrs. old                  of SEI Investments for which Mr. Nesher is                    Street Funds, The Expedition Funds,
                             compensated. Executive Vice President of SEI                  The MDL Funds, SEI Asset Allocation
                             Investments, 1986-1994. Director and                          Trust, SEI Daily Income Trust, SEI
                             Executive Vice President of the Administrator                 Index Funds, SEI Institutional
                             and the Distributor, 1981-1994.                               International Trust, SEI Institutional
                                                                                           Investments  Trust,  SEI  Institutional
                                                                                           Managed Trust,  SEI Insurance
                                                                                           Products Trust, SEI Liquid Asset
                                                                                           Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAMM. DORAN              Partner, Morgan, Lewis & Bockius LLP              40          Trustee of The Arbor Funds, The
1701 Market Street,          (law firm), counsel to the Trust, SEI Investments,            MDL Funds, The Expedition Funds,
Philadelphia, PA 19103       the Administrator and the Distributor. Director               SEI Asset Allocation Trust, SEI Daily
62 yrs. old                  of SEI Investments since 1974; Secretary of                   Income Trust, SEI Index Funds, SEI
                             SEI Investments since 1978.                                   Institutional International Trust, SEI
                                                                                           Institutional Investments Trust, SEI
                                                                                           Institutional Managed Trust, SEI
                                                                                           Insurance Products Trust, SEI Liquid
                                                                                           Asset Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------
OFFICERS


JAMES R. FOGGO                       President                   (Since 2000)
38 yrs. old







--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA          Controller and Chief             (Since 2001)
33 yrs. old                      Financial Officer

--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
40 yrs. old




--------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)
36 yrs. old








--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                   PORTFOLIOS
                                                                 IN THE ADVISORS'
                                                                 INNER CIRCLE FUND
    NAME, ADDRESS,         PRINCIPAL OCCUPATION(S)                   OVERSEEN BY           OTHER DIRECTORSHIPS
         AGE 1               DURING PAST 5 YEARS                      OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------
OFFICERS


JAMES R. FOGGO         Vice President and Assistant Secretary           N/A                     N/A
38 yrs. old            of SEI Investments since 1998; Vice
                       President and Assistant Secretary of
                       SEI Investments Global Funds Services
                       and SEI Investments Distribution Co.
                       since 1999;  Associate,  Paul,  Weiss,
                       Rifkind,  Wharton & Garrison (law firm),
                       1998; Associate, Baker & McKenzie
                       (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA Director, SEI Funds Accounting since             N/A                      N/A
33 yrs. old            November 1999; Audit Manager, Ernst
                       & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN   Vice President and Assistant Secretary of        N/A                      N/A
40 yrs. old            SEI Investments Global Funds Services and
                       SEI Investments Distribution Co. since
                       January 2001; Shareholder/Partner,
                       Buchanan Ingersoll Professional Corporation
                       from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN      Senior Vice President and General Counsel        N/A                      N/A
36 yrs. old            of SEI Investments; Senior Vice President,
                       General Counsel and Secretary of SEI
                       Investments  Global Funds Services and
                       SEI Investments  Distribution Co. since 2000;
                       Vice President and Assistant Secretary of SEI
                       Investments,  SEI Global Funds Services and
                       SEI Investments  Distribution Co. from
                       1999-2000; Associate, Dewey Ballantine
                       (law firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED
-------------------------------------------------------------------------------------
OFFICERS (CONTINUED)


LYDIA A. GAVALIS                Vice President and               (Since 1998)
38 yrs. old                     Assistant Secretary




-------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
34 yrs. old                   and Assistant Secretary




-------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
34 yrs. old                        and Secretary




-------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
42 yrs. old                     Assistant Secretary



-------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
31 yrs. old                     Assistant Secretary




-------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                                     NUMBER OF
                                                                     PORTFOLIOS
                                                                  IN THE ADVISORS'
                                                                  INNER CIRCLE FUND
    NAME, ADDRESS,          PRINCIPAL OCCUPATION(S)                  OVERSEEN BY            OTHER DIRECTORSHIPS
         AGE 1                DURING PAST 5 YEARS                      OFFICER                HELD BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)


LYDIA A. GAVALIS        Vice President and Assistant Secretary           N/A                        N/A
38 yrs. old             of SEI Investments, SEI Investments
                        Global Funds Services and SEI Investments
                        Distribution Co. since 1998; Assistant
                        General Counsel and Director of Arbitration,
                        Philadelphia Stock Exchange from 1989-1998.
-------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO        Vice President and Assistant Secretary of SEI    N/A                        N/A
34 yrs. old             Investments Global Funds Services and SEI
                        Investments Distribution Co. since 1999;
                        Associate, Dechert (law firm) from 1997-1999;
                        Associate, Richter, Miller & Finn (law firm)
                        from 1994-1997.
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Vice President and Assistant Secretary of        N/A                        N/A
34 yrs. old             SEI Investments Global Funds Services and
                        SEI Investments Distribution Co. since 2000;
                        Vice President, Merrill Lynch & Co. Asset
                        Management Group from 1998 - 2000; Associate
                        at Pepper Hamilton LLP from 1997-1998.
-------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH Vice President and Assistant Secretary of SEI    N/A                        N/A
42 yrs. old             Investments Global Funds Services and SEI
                        Investments Distribution Co. since 1999;
                        Associate at White and Williams LLP
                        from 1991-1999.
-------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH           Vice President and Assistant Secretary of SEI    N/A                        N/A
31 yrs. old             Investments Global Funds Services and SEI
                        Investments Distribution Co. since 2001;
                        Associate at Howard Rice Nemorvoski
                        Canady Falk & Rabkin from 1998-2001;
                        Associate at Seward & Kissel from 1996-1998.
-------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (UNAUDITED)

     A special meeting of the shareholders of UAM McKee International Equity Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

     PROPOSAL
     To approve (1) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AICTrust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM
     Portfolio; (iii) the transfer of all of the assets and all of the liabilities of UAM Funds, Inc. to the AIC Trust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.


               SHARES VOTED      % OF SHARES VOTED       % OF SHARES OUTSTANDING
               ------------      -----------------       -----------------------
FOR            13,122,261             99.94%                     85.26%
AGAINST             6,731              0.06%                      0.04%
ABSTAIN               403              0.00%                      0.00%

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2002
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Portfolio is designating the following items with regard to distributions paid during the year.

                         LONG LONG
                        (18% RATE)      ORDINARY
                       CAPITAL GAIN      INCOME      TAX-EXEMPT     TOTAL       QUALIFYING
FUND                   DISTRIBUTIONS  DISTRIBUTIONS   INTEREST   DISTRIBUTIONS  DIVIDENDS (1)
----                   -------------  -------------  ----------  -------------  -------------
McKee International
   Equity Portfolio        0.00%         100.00%        0.00%       100.00%        0.00%

Foreign taxes during the fiscal year ended October 31, 2002 amounting to $335,683 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2002 which shareholders of this Portfolio will receive in late January, 2003.


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-AR-001-0100